SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Disaggregates revenue					$ 14,054,361	$ 13,731,826
Revenue	$ 2,495,975	$ 3,441,458	$ 9,818,872	$ 10,757,238	14,054,361	13,731,826
Medical [Member] | Regular [Member]
Product Information [Line Items]
Disaggregates revenue					10,436,750	10,825,064
Revenue	1,774,019	2,422,523	7,248,223	8,095,631
Life [Member] | Regular [Member]
Product Information [Line Items]
Disaggregates revenue					171,949	170,759
Revenue	30,590	46,808	95,320	141,811
Property and Casualty [Member] | Regular [Member]
Product Information [Line Items]
Disaggregates revenue					$ 3,445,662	$ 2,735,463
Revenue	$ 691,366	$ 972,127	$ 2,475,329	$ 2,519,145